Financial Instruments - Schedule of Calculation of Fair Value of the Indebtedness (Details)	Dec. 31, 2024	Dec. 31, 2023
U.S. TLB Facility [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	55.88%	63.75%
Senior Unsecured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	40.66%	47.31%
Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	56.10%	59.42%
2026 Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	56.72%	62.38%